UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma AS
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               May 14, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         28

Form 13F Information Table Value Total:      $394,113 (thousands)

List of Other Included Managers:  None

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
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Column 1                      Column 2   Column 3    Column 4              Column 5     Column 6    Column 7             Column 8

                                                               Shares or
                              Title of                Value    Principal   SH/  PUT/  Investment    Other       Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount    PRN  CALL  Discretion   Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                 COM      345838106    29,036     837,000   SH            SOLE        NONE      837,000
AMYLIN PHARMACEUTICALS INC      COM      032346108    27,450   1,099,764   SH            SOLE        NONE    1,099,764
LILLY ELI & CO                  COM      532457108    27,279     677,407   SH            SOLE        NONE      677,407
BOSTON SCIENTIFIC CORP          COM      101137107    21,474   3,591,000   SH            SOLE        NONE    3,591,000
MERCK & CO INC NEW              COM      58933Y105    21,009     547,100   SH            SOLE        NONE      547,100
ABBOTT LABS                     COM      002824100    18,902     308,409   SH            SOLE        NONE      308,409
BRISTOL MYERS SQUIBB CO         COM      110122108    18,427     545,981   SH            SOLE        NONE      545,981
MEDTRONIC INC                   COM      585055106    16,798     428,620   SH            SOLE        NONE      428,620
WATSON PHARMACEUTICALS INC      COM      942683103    16,780     250,230   SH            SOLE        NONE      250,230
CARDINAL HEALTH INC             COM      14149Y108    16,615     385,400   SH            SOLE        NONE      385,400
ONYX PHARMACEUTICALS INC        COM      683399109    15,566     413,100   SH            SOLE        NONE      413,100
LIFE TECHNOLOGIES CORP          COM      53217V109    14,878     304,750   SH            SOLE        NONE      304,750
EXPRESS SCRIPTS INC             COM      302182100    14,412     266,000   SH            SOLE        NONE      266,000
ZIMMER HOLDINGS INC             COM      98956P102    14,289     222,300   SH            SOLE        NONE      222,300
ST JUDE MED INC                 COM      790849103    14,169     319,771   SH            SOLE        NONE      319,771
CVS CAREMARK CORPORATION        COM      125509109    13,101     266,000   SH            SOLE        NONE      266,000
VERTEX PHARMACEUTICALS INC      COM      92532F100    11,975     292,000   SH            SOLE        NONE      292,000
COVIDIEN PLC                    COM      G2554F113    11,652     213,100   SH            SOLE        NONE      213,100
RESMED INC                      COM      761152107    11,264     364,400   SH            SOLE        NONE      364,400
THERMO ELECTRON CORP            COM      883556102    11,152     197,800   SH            SOLE        NONE      197,800
CUBIST PHARMACEUTICALS INC      COM      229678107     9,712     224,560   SH            SOLE        NONE      224,560
TENET HEALTHCARE CORP           COM      88033G100     8,284   1,560,000   SH            SOLE        NONE    1,560,000
HOLOGIC INC                     COM      436440101     8,122     376,900   SH            SOLE        NONE      376,900
QUEST DIAGNOSTICS INC           COM      74834L100     6,467     105,750   SH            SOLE        NONE      105,750
AUXILIUM PHARMACEUTICALS INC    COM      05334D107     5,580     300,500   SH            SOLE        NONE      300,500
COMMUNITY HEALTH SYSTEMS INC    COM      203668108     5,226     235,000   SH            SOLE        NONE      235,000
OPTIMER PHARMACEUTICALS INC     COM      68401H104     3,239     233,000   SH            SOLE        NONE      233,000
IMPAX LABORATORIES INC          COM      45256B101     1,255      51,063   SH            SOLE        NONE       51,063
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